Bank Loans (Tables)	12 Months Ended
Mar. 31, 2024
Bank Loans [Abstract]
Schedule of Long-Term and Short-Term Bank Loans	Long-term and short-term bank loans are as follows:
	As of March 31,
	2023	2024	2024
	S$	S$	US$
Total bank loans	3,796,443	3,669,815	2,723,425
Less: current portion of bank loans	(381,083)	(598,848)	(444,414)
Long-term bank loans	3,415,360	3,070,967	2,279,011

Schedule of Bank Loans Comprised	Bank loans comprised of the following:
Loan	Principal amount		Maturity date	Interest rate	Repayment method	March 31, 2023	March 31, 2024	March 31, 2024
						S$	S$	US$
				Fixed at 1.68% for first 2 years.

Mortgage loan I	S$	3,270,400	July 31, 2030	Subsequent years- 1.30% to 2.00% over the applicable 3-month Compounded Singapore Overnight Rate Average (“SORA”)	Monthly repayment	1,565,924	1,364,353	1,012,507

Mortgage loan II	S$	1,062,500	May 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	743,685	708,010	525,425

Mortgage loan III	S$	887,000	March 31, 2031	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	722,999	644,691	478,435

Mortgage loan IV	S$	907,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	670,573	634,075	470,557

Term loan I	S$	960,000	August 31, 2036	1.30% to 2.00% over the applicable 3-month SORA	Monthly repayment	75,001	70,937	52,643

Term loan II	S$	200,000	August 31, 2036	1.30% to 2.0% over the applicable 3-month SORA	Monthly repayment	18,261	17,248	12,800

Trust receipts	S$	1,000,000	N/A	Prevailing Cost of Funds plus 1.50%	Upon 90 to 120 days	—	230,501	171,058
Total bank loans						3,796,443	3,669,815	2,723,425

Schedule of Maturity Dates Company’s Outstanding Bank Loans	The maturity dates for the Company’s outstanding bank loans as of March 31, 2024 are as follows:
	SGD	USD
2025	698,928	518,685
2026	468,427	347,627
2027	468,427	347,627
2028	468,427	347,627
2029	468,427	347,627
Thereafter	1,723,113	1,278,748
Total bank loans	4,295,749	3,187,941
Less: Imputed interest	(625,934)	(464,516)
Present value of bank loans	3,669,815	2,723,425